SHAREHOLDERS' EQUITY (Options Granted to Non-Employee Consultants) (Details) - Equity Option [Member] - Equity Issuance Date One [Member]	12 Months Ended
Dec. 31, 2020 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	3,400
Exercise price | $ / shares	$ 2.34
Exercisable	3,400
Exercisable Through	Jan. 09, 2023